9. INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Current	$ 17,841	$ 102,332
Deferred	(87,480)	2,936
State and Local
Current	0	0
Deferred	(18,079)	0
Change in valuation allowance	105,559	(21,062)
Income tax provision	$ 17,841	$ 84,206